Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 295	$ 82	$ 23
Additional Charged to Expenses	626	199	105
Write-offs	(1)	(2)	(46)
Acquisitions	13	16
Ending Balance	$ 933	$ 295	$ 82